Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	841,185,144.44	42,641
Yield Supplement Overcollateralization Amount 03/31/23	103,900,591.53	0
Receivables Balance 03/31/23	945,085,735.97	42,641
Principal Payments	30,617,968.38	1,294
Defaulted Receivables	741,469.41	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	99,371,353.61	0
Pool Balance at 04/30/23	814,354,944.57	41,316

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.00%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,933,035.33	297
Past Due 61-90 days	1,964,160.41	87
Past Due 91-120 days	268,852.85	14
Past Due 121+ days	0.00	0
Total	9,166,048.59	398

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	411,862.60
Aggregate Net Losses/(Gains) - April 2023	329,606.81
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	0.46%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	7,329,194.50
Actual Overcollateralization	7,329,194.50
Weighted Average Contract Rate	5.00%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	56.38

Flow of Funds	$ Amount
Collections	34,783,248.66
Investment Earnings on Cash Accounts	25,414.34
Servicing Fee	(787,571.45)
Transfer to Collection Account	-
Available Funds	34,021,091.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,600,416.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	3,899,533.57
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,329,194.50
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,831,946.94

Total Distributions of Available Funds	34,021,091.55

Servicing Fee	787,571.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	833,614,478.14
Principal Paid	26,588,728.07
Note Balance @ 05/15/23	807,025,750.07

Class A-1
Note Balance @ 04/17/23	24,304,478.14
Principal Paid	24,304,478.14
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	231,840,000.00
Principal Paid	1,484,083.91
Note Balance @ 05/15/23	230,355,916.09
Note Factor @ 05/15/23	99.3598672%

Class A-2b
Note Balance @ 04/17/23	125,000,000.00
Principal Paid	800,166.02
Note Balance @ 05/15/23	124,199,833.98
Note Factor @ 05/15/23	99.3598672%

Class A-3
Note Balance @ 04/17/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	306,860,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	99,620,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	30,630,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	15,360,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,600,416.54
Total Principal Paid	26,588,728.07
Total Paid	30,189,144.61

Class A-1
Coupon	4.42600%
Interest Paid	83,666.82
Principal Paid	24,304,478.14
Total Paid to A-1 Holders	24,388,144.96

Class A-2a
Coupon	5.51000%
Interest Paid	1,064,532.00
Principal Paid	1,484,083.91
Total Paid to A-2a Holders	2,548,615.91

Class A-2b
One-Month SOFR	4.75008%
Coupon	5.60008%
Interest Paid	544,452.22
Principal Paid	800,166.02
Total Paid to A-2b Holders	1,344,618.24

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5253616
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0344545
Total Distribution Amount	29.5598161

A-1 Interest Distribution Amount	0.3946920
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	114.6545813
Total A-1 Distribution Amount	115.0492733

A-2a Interest Distribution Amount	4.5916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	6.4013281
Total A-2a Distribution Amount	10.9929948

A-2b Interest Distribution Amount	4.3556178
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	6.4013282
Total A-2b Distribution Amount	10.7569460

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	146.66
Noteholders' Third Priority Principal Distributable Amount	577.69
Noteholders' Principal Distributable Amount	275.65

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	5,106,453.81
Investment Earnings	19,966.42
Investment Earnings Paid	(19,966.42)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,953,154.56	$4,314,076.88	$3,796,514.24
Number of Extensions	135	134	131
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.44%	0.37%